STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Treasury shares	11.4	11.2	10.3